Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2014
Marketable Securities [Abstract]
Held-to-Maturity Securities
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2013
Held to maturity:
Corporate debt securities and
government debt securities
Current	15,015	20	(76)	14,959
Non-Current	24,617	69	(167)	24,519

	39,632	89	(243)	39,478

At June 30, 2014
Held to maturity:
Corporate debt securities
Current	15,272	7	(103)	15,176
Non-Current	23,928	-	(250)	23,678

	39,200	7	(353)	38,854

*	Fair value is being determined using quoted market prices in active markets (Level 1).
**	Including accrued interest in the amount of $391 thousands and $375 thousands as of December 31, 2013 and June 30, 2014 respectively.

Schedule of Debt Securities by Major Interest Type
	December 31, 2013
		Net unrealized
		holding
	Amortized cost	gains/(losses)	Fair value
	US$ thousands

Up to 2%	34,945	(217)	34,728
2.05% - 2.951%	4,687	63	4,750
	39,632	(154)	39,478

	June 30, 2014
		Net unrealized
		holding
	Amortized cost	gains/(losses)	Fair value
	US$ thousands

Up to 2%	35,073	(291)	34,782
2.05% - 2.951%	4,127	(55)	4,072
	39,200	(346)	38,854

Schedule of Reconciliation of Marketable Securities
US$ thousands
Balance at January 1, 2014	39,632

Purchases of marketable securities	9,990
Discount of marketable securities	(422)
Proceeds from maturity of marketable securities	(10,000)
Balance at June 30, 2014	39,200

Summary of Securities in an Unrealized Loss Position
	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value
Held to maturity

Corporate debt securities	(191)	16,875	(162)	17,223	(353)	34,098